Schedule 1 - Condensed Parent Company Financial Statements (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Debt Maturities of Long-Term Debt

Interest Rate Range	2014	2015	2016	2017	2018	Thereafter

0.00% to 0.99%	$194	$437	$437	$437	$437	$3,093
1.00% to 1.99%	2,322	2,249	2,128	1,994	2,026	17,896
2.00% to 2.99%	1,030	1,056	1,083	1,112	1,143	9,479
3.00% to 3.99%	2,469	2,553	2,649	2,736	2,827	204,131
4.00% to 4.99%	27,260	272	11,087	11,096	11,111	557,871
5.00% to 5.99%	51,673	38,614	16,887	25,069	10,720	373,531
6.00% to 6.99%	-	12,000	-	8,923	13,000	31,000
7.00% to 7.99%	345	409	442	479	518	32,863
8.00% to 8.99%	295	405	437	473	512	17,161
9.00% to 9.99%	700	700	700	700	5,700	20,000
10.00% to 10.99%	-	-	-	-	6,000	-
Total	$86,288	$58,695	$35,850	$53,019	$53,994	$1,267,025

Aqua America, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Debt Maturities of Long-Term Debt

2014	$27,000
2015	18,000
2016	16,050
2017	26,050
2018	20,800
Thereafter	243,500

Short-Term Borrowing Activity

	2013	2012	2011
Balance outstanding at December 31,	$-	$-	$5,000
Interest rate at December 31,	-	-	3.25%
Average borrowings outstanding	$-	$-	$1,250
Weighted-average interest rate	-	-	1.71%
Maximum amount outstanding	$-	$-	$10,000